SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

			For the period
			from
	For the year ended	For the year ended	January 24, 2020
	December 31,	December 31,	(inception) through
	2022	2021	December 31, 2020
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$16,786,872	$12,679,258	$—
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	100,000,000	100,000,000	—
Basic and diluted net income per share, Class A ordinary shares	$0.17	$0.13	$—

Class B ordinary shares
Numerator:
Net income (loss) attributable to Class B ordinary shares	$4,196,718	$3,169,814	$(13,845)
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	25,000,000	25,000,000	25,000,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.17	$0.13	$(0.00)

Schedule of Class A Ordinary Shares Reconciliation

At December 31, 2022 and 2021, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$1,000,000,000
Less:
Proceeds allocated to Public Warrants	(30,261,819)
Class A ordinary shares issuance costs	(54,255,575)
Plus:
Accretion of carrying value to redemption value	84,517,394
Class A ordinary shares subject to possible redemption as of December 31, 2021	1,000,000,000
Plus:
Accretion of carrying value to redemption value	13,282,491
Class A ordinary shares subject to possible redemption as of December 31, 2022	$1,013,282,491